Provisions - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2020 EUR (€)
Provisions [Line Items]
Percentage of production completed	90.00%
Number of replaced and repaired devices	5,600,000
Number of units to be remediated	400,000
Replacement devices share percentage	60.00%	46.00%
Remediation costs	€ 210	€ 94
Effect of change in accounting estimate, remaining duration		30 years
Number of employees reduced	4,000		6,000	3,000
Expected restructuring provision	€ 80
Change in Fair value on contingent consideration	€ (86)	€ (78)
Previously stated [member]
Provisions [Line Items]
Effect of change in accounting estimate, remaining duration		60 years
Not later than five years [Member]
Provisions [Line Items]
Provision utilization period	five years
Warranty provision [member]
Provisions [Line Items]
Additional provisions, other provisions	€ 320	€ 364
Provision used, other provisions	224	265
Other provisions	344	238			€ 167
Warranty provision [member] | Connected Care [Member]
Provisions [Line Items]
Additional provisions, other provisions		108
Other environment related provision [member]
Provisions [Line Items]
Additional provisions, other provisions	15	18
Provision used, other provisions	17	15
Unused provision reversed, other provisions	2	64
Other provisions	104	124			183
Other environment related provision [member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Provisions [Line Items]
Unused provision reversed, other provisions		55
Other environment related provision [member] | Increase (decrease) due to voluntary changes in accounting policy [member] | Continuing operations [member]
Provisions [Line Items]
Unused provision reversed, other provisions		33
Other environment related provision [member] | Increase (decrease) due to voluntary changes in accounting policy [member] | Discontinued operations [member]
Provisions [Line Items]
Unused provision reversed, other provisions		22
Other environment related provision [member] | Later than one year and not later than five years [member]
Provisions [Line Items]
Provision used, other provisions		€ 73
Other environment related provision long term [member] | Bottom of range [member]
Provisions [Line Items]
Provision utilization period		one
Other environment related provision long term [member] | Top of range [member]
Provisions [Line Items]
Provision utilization period		five
Other environment related provision remainder [member]
Provisions [Line Items]
Provision utilization period		five
Legal proceedings provision [member]
Provisions [Line Items]
Additional provisions, other provisions	89	€ 43
Provision used, other provisions	100	17
Unused provision reversed, other provisions	3	48
Other provisions	89	€ 91			72
Legal proceedings provision [member] | Not later than three years [member]
Provisions [Line Items]
Provision utilization period		three
Provisions for contingent considerations [Member]
Provisions [Line Items]
Provision used, other provisions	105	€ 48
Other provisions	113	208			€ 318
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member]
Provisions [Line Items]
Change in Fair value on contingent consideration	61	45
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member] | Forecasts revision [Member]
Provisions [Line Items]
Change in Fair value on contingent consideration	30	14
Provisions for contingent considerations [Member] | EPD Solutions Ltd [Member] | Milestone [member]
Provisions [Line Items]
Change in Fair value on contingent consideration	31	€ 31
Provisions for contingent considerations [Member] | Not later than three years [member]
Provisions [Line Items]
Provision utilization period		three
Provisions for employee jubilee funds [Member]
Provisions [Line Items]
Other provisions	€ 83	€ 94
Provisions for employee jubilee funds [Member] | Later than five years [member]
Provisions [Line Items]
Provision utilization period	five years
Self-insurance provisions [Member]
Provisions [Line Items]
Other provisions	€ 57	43
Provision for taxes other than income tax [member]
Provisions [Line Items]
Other provisions	46	37
Provisions for rights of return [Member]
Provisions [Line Items]
Other provisions	€ 36	40
Provisions for rights of return [Member] | Not later than one year [member]
Provisions [Line Items]
Provision utilization period	year
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions [Line Items]
Other provisions	€ 33	33
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
Provisions [Line Items]
Provision utilization period	five years
Onerous contracts provision [member]
Provisions [Line Items]
Other provisions	€ 38	€ 12